CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 3,629,631	$ 3,474,017	$ 4,488,757
Other comprehensive income
Foreign currency translation adjustment	(1,138,583)	1,252,841	840,945
Comprehensive income	$ 2,491,048	$ 4,726,858	5,329,702
Less/(Add): Comprehensive (loss)/income attributable to non-controlling interests			(16,728)
Comprehensive income attributable to TODA	$ 2,491,048	$ 4,726,858	$ 5,346,430